ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable as of December 31, 2023 and 2022 consisted of the following:

	As of December 31,
	2023	2022
Accounts receivable	$445,500	$1,624,809
Less: allowance for estimated credit losses	—	—
	$445,500	$1,624,809